Other Receivables, Deposits and Prepayments, Net (Tables)	12 Months Ended
Jun. 30, 2026
Other Receivables, Deposits and Prepayments, Net [Abstract]
Schedule of Deposits and Prepayments, Net
	June 30, 2026	June 30, 2025
	RM	RM

Other receivables	42,203	-
Deposits	41,337,300	4,022,650
Prepayments	129,625	152,660
	41,509,128	4,175,310
Less: Impairment allowance	-	(4,000,000)
	41,509,128	175,310